Supplement to Spinnaker Plus Prospectus
Supplement dated April 30, 2014
to Prospectus dated December 1, 2004 as supplemented

Effective April 29, 2014, Franklin Templeton has made the following name changes:

Old Fund Name	New Fund Name
Franklin Income Securities Fund	Franklin Income VIP Fund
Franklin Small-Mid Cap Growth Securities Fund	Franklin Small-Mid Cap Growth VIP Fund
Franklin U.S. Government Fund	Franklin U.S. Government Securities VIP Fund
Mutual Shares Securities Fund	Franklin Mutual Shares VIP Fund
Templeton Developing Markets Securities Fund	Templeton Developing Markets VIP Fund
Templeton Growth Securities Fund	Templeton Growth VIP Fund

Accordingly, any references to the above-referenced Old Fund Name in this prospectus is replaced with the New Fund Name.

Effective on or about May 1, 2014, ING U.S. Investment Management will be known as Voya Investment Management and the following ING funds offered under the contract will be renamed as follows:

Old Fund Name	New Fund Name
ING Global Resources Portfolio	Voya Global Resources Portfolio
ING JPMorgan Emerging Markets Equity Portfolio	VY JPMorgan Emerging Markets Equity Portfolio

Accordingly, any references to the above-referenced Old Fund Name in this prospectus is replaced with the New Fund Name and the following disclosure regarding the ING funds found under Section 4: Investment Options is replaced with the following.

THE FOLLOWING PORTFOLIO IS AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN IT SINCE APRIL 28, 2005
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
ING Investors Trust
Voya Global Resources Portfolio	The Portfolio seeks long term capital appreciation.	Directed Services, LLC Sub-Advised by Voya Investment Management, Co. LLC

THE FOLLOWING PORTFOLIO IS AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN IT SINCE APRIL 30, 2000
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
ING Investors Trust
VY JPMorgan Emerging Markets Equity Portfolio Class I	The Portfolio seeks capital appreciation.	Directed Services, LLC Sub-Advised by J.P. Morgan Investment Management Inc.